Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Series B Preferred Stock [Member]	Series C Mandatory Convertible Preferred Stock [Member]	Common Stock [Member] Stock Issued To Directors [Member]	Common Stock [Member] Bonuses Paid Through Stock Issuances [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Stock Issued To Directors [Member]	Additional Paid-in Capital [Member] Bonuses Paid Through Stock Issuances [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] Series B Preferred Stock [Member]	Accumulated Deficit [Member] Mandatory Convertible Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Stock Issued To Directors [Member]	Bonuses Paid Through Stock Issuances [Member]	Series B Preferred Stock [Member]	Mandatory Convertible Preferred Stock [Member]	Total
Balances at Dec. 31, 2009	$ 39	$ 504			$ 59,604			$ 1,121,076			$ (300,915)	$ (14,183)	$ (640)					$ 865,485
Net income											48,983							48,983
Options granted								1,121										1,121
Options exercised					174			3,743					(718)					3,199
Share based compensation			20	262		410	(262)							430
Warrants exercised					3,553			46,341										49,894
Mandatory Convertible Preferred Stock dividends paid in common stock					971			5,547										6,518
Other comprehensive income (loss)												(934)						(934)
Preferred stock dividends declared									(552)	(13,093)						(552)	(13,093)	13,633
Restricted stock units granted								1,895										1,895
Restricted stock unit distributions					120			(120)					(693)					(693)
Balances at Dec. 31, 2010	39	504			64,704			1,179,751			(265,577)	(15,117)	(2,051)					962,253
Net income											151,164							151,164
Options exercised					19			460										479
Share based compensation			11	2		331	58							342	60
Warrants exercised					536			4,771										5,307
Common stock issued for assets purchased (5,396,000 shares)					1,349			32,482										33,831
Mandatory Convertible Preferred Stock dividends paid in common stock		(504)			4,719			(4,215)
Other comprehensive income (loss)												(8,381)						(8,381)
Preferred stock dividends declared									(552)							(552)		552
Common stock dividends declared											(5,592)							(5,592)
Restricted stock units granted								1,671										1,671
Restricted stock unit distributions					80			(80)					(469)					(469)
Balances at Dec. 31, 2011	39				71,420			1,215,229			(120,557)	(23,498)	(2,520)					1,140,113
Net income											14,954							14,954
Share based compensation					19			336										355
Other comprehensive income (loss)												(420)						(420)
Preferred stock dividends declared									(552)							(552)		552
Common stock dividends declared					1			11			(17,133)							(17,121)
Restricted stock units granted								2,746										2,746
Restricted stock unit distributions					59			(39)					(203)					(183)
Repurchase of common shares (350,000 shares)													(1,941)					(1,941)
Balances at Dec. 31, 2012	$ 39				$ 71,499			$ 1,218,283			$ (123,288)	$ (23,918)	$ (4,664)					$ 1,137,951